Note 13 - Segmented Information (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Number of operating segments	1
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, summarized financial information, assets, current		$ 44